OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative
Prepaid expenses	$ 2,386	$ 5,137
Other receivables	2,346	2,713
Other receivables and prepaid expenses	6,534	7,850
Interest Rate Swap
Derivative
Mark-to-market interest rate swaps valuation (see note 23)	$ 1,802	$ 0